GROWTH EQUITY FUND Investment Strategy - GROWTH EQUITY FUND	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund focuses its investments in large- and medium-sized U.S. companies (companies with holdings greater than approximately $2.0 billion) whose equity securities are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.●The Fund is classified as non-diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.●The Fund may invest in American Depositary Receipts (ADRs), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities). The Fund may invest in sponsored or unsponsored depositary receipts.●In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.●The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.●The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers use fundamental research to select securities they believe have above-average growth prospects but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth or unanticipated positive earnings. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.